NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

	2022 £m	2021 £m	2020 £m
Fee and commission income:
Current accounts	646	638	615
Credit and debit card fees	1,195	883	748
Commercial banking and treasury fees	311	413	274
Unit trust and insurance broking	85	113	146
Factoring	79	76	76
Other fees and commissions	519	485	449
Total fee and commission income	2,835	2,608	2,308
Fee and commission expense	(1,332)	(1,185)	(1,148)
Net fee and commission income	1,503	1,423	1,160